Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Amounts Recognized in the Consolidated Balance Sheets:
Pension and other benefit liabilities	$ (2,958)		$ (2,487)
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation - beginning	1,007		1,006
Service cost	9		8		8
Interest cost	42		47		54
Plan participants' contributions	19		33
Actuarial loss	18		26
Currency exchange rate changes	4		(3)
Curtailments	0		0
Benefits paid/settlements	(103)		(106)
Other	(7)		(4)
Benefit obligation - ending	989		1,007		1,006
Defined Benefit Plan, Amortization of Gains (Losses)	1		0		0
Change in Plan Assets:
Fair value of plan assets -beginning	0		0
Actual return on plan assets	0		0
Employer contributions	84		73
Plan participants' contributions	19		33
Currency exchange rate changes	0		0
Benefits paid/settlements	(103)		(106)
Other	0		0
Fair Value of Plan Assets - ending	0		0		0
Net Funded Status	(989)	[1]	(1,007)	[1]
Amounts Recognized in the Consolidated Balance Sheets:
Other long-term assets	0		0
Accrued compensation and benefit costs	(80)		(82)
Pension and other benefit liabilities	0		0
Post-retirement medical benefits	(909)		(925)
Net Amounts Recognized	(989)		(1,007)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Net actuarial loss	97		70
Prior service (credit) cost	(128)		(163)
Total Pre-tax Loss (Gain)	(31)		(93)
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Net of Tax	(1)		0		0
Benefit plans prior service credits [Member] | Defined Benefit Pension Plans by Geography [Member]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	(2)
Benefit plans prior service credits [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	(43)
United States Pension Plans of US Entity, Defined Benefit [Member] | Defined Benefit Pension Plans by Geography [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation - beginning	4,670		4,456
Service cost	112		108		109
Interest cost	282	[2]	328	[2]	310	[2]
Plan participants' contributions	0		0
Actuarial loss	480		403
Currency exchange rate changes	0		0
Curtailments	0		0
Benefits paid/settlements	(509)		(623)
Other	(2)		(2)
Benefit obligation - ending	5,033		4,670		4,456
Defined Benefit Plan, Amortization of Gains (Losses)	(53)		(33)		(40)
Change in Plan Assets:
Fair value of plan assets -beginning	3,393		3,202
Actual return on plan assets	358		406
Employer contributions	331		408
Plan participants' contributions	0		0
Currency exchange rate changes	0		0
Benefits paid/settlements	(509)		(623)
Other	0		0
Fair Value of Plan Assets - ending	3,573		3,393		3,202
Net Funded Status	(1,460)	[1]	(1,277)	[1]
Amounts Recognized in the Consolidated Balance Sheets:
Other long-term assets	0		0
Accrued compensation and benefit costs	(23)		(22)
Pension and other benefit liabilities	(1,437)		(1,255)
Post-retirement medical benefits	0		0
Net Amounts Recognized	(1,460)		(1,277)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Net actuarial loss	1,255		963
Prior service (credit) cost	(17)		(38)
Total Pre-tax Loss (Gain)	1,238		925
Accumulated Benefit Obligation	5,027		4,617
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Net of Tax	(135)		(113)		(112)
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation - ending	11,700
Change in Plan Assets:
Fair Value of Plan Assets - ending	9,000
Net Funded Status	(2,700)
Foreign Pension Plans, Defined Benefit [Member] | Defined Benefit Pension Plans by Geography [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation - beginning	5,835		5,275
Service cost	83		78		69
Interest cost	270	[2]	284	[2]	265	[2]
Plan participants' contributions	9		10
Actuarial loss	537		513
Currency exchange rate changes	232		(85)
Curtailments	(1)		0
Benefits paid/settlements	(256)		(247)
Other	(1)		7
Benefit obligation - ending	6,708		5,835		5,275
Defined Benefit Plan, Amortization of Gains (Losses)	(53)		(39)		(31)
Change in Plan Assets:
Fair value of plan assets -beginning	4,884		4,738
Actual return on plan assets	434		288
Employer contributions	163		148
Plan participants' contributions	9		10
Currency exchange rate changes	197		(57)
Benefits paid/settlements	(256)		(247)
Other	0		4
Fair Value of Plan Assets - ending	5,431		4,884		4,738
Net Funded Status	(1,277)	[1]	(951)	[1]
Amounts Recognized in the Consolidated Balance Sheets:
Other long-term assets	35		76
Accrued compensation and benefit costs	(25)		(23)
Pension and other benefit liabilities	(1,287)		(1,004)
Post-retirement medical benefits			0
Net Amounts Recognized	(1,277)		(951)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Net actuarial loss	2,013		1,589
Prior service (credit) cost	0		1
Total Pre-tax Loss (Gain)	2,013		1,590
Accumulated Benefit Obligation	6,359		5,517
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Net of Tax	$ (54)		$ (40)		$ (31)

[1]	(1)Includes under-funded and non-funded plans.
[2]	(1)Interest cost includes interest expense on non-TRA obligations of $382, $388 and $381 and interest expense directly allocated to TRA participant accounts of $170, $224 and $194 for the years ended December 31, 2012, 2011 and 2010, respectively.